Property and Equipment, Net	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

Note 8 - PROPERTY AND EQUIPMENT, NET

As of December 31, 2020 and 2019, property and equipment, net consisted of the following:

	December 31, 2020	December 31, 2019
Electronic equipment	$163,891	$172,969
Office equipment	14,034	15,050
Total property and equipment	177,925	188,019
Less: accumulated depreciation	(158,605)	(139,013)
Total property and equipment, net from continuing operations	$19,320	$49,006
Total property and equipment, net from discontinued operations	$-	$26,385

Depreciation expenses for the fiscal years ended December 31, 2020, 2019 and 2018 were $31,957, $48,793 and $53,697, respectively. There was no impairment recorded for these property and equipment for the years ended December 31, 2020, 2019 and 2018.